Annual Total Returns - Voya International High Dividend Low Volatility Fund (Class A I R6 and T Shares) [BarChart] - Class A I R6 and T Shares - Voya International High Dividend Low Volatility Fund - Class A
Feb. 28, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017	20.00%
2018	(13.86%)
2019	15.14%
2020	(1.25%)